Deposits - Book Value of Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Noninterest-bearing accounts	$ 6,149,080	$ 7,199,678
Interest-bearing money market accounts	5,648,135	5,116,966
Regular savings	1,345,258	1,678,302
Interest-bearing money market accounts	6,349,453	6,299,404
Time deposits under $100,000	1,066,092	843,950
Time deposits over $100,000	2,261,301	1,164,866
Total deposits	$ 22,819,319	$ 22,303,166